Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Employee Benefit Plans

15. Employee Benefit Plans

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits areprovided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were RMB115,005, RMB140,993 and RMB163,234 for the years ended December 31, 2015, 2016 and 2017, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.